Organization and Principal Activities - Others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Consolidated VIEs
Variable Interest Entity
Net fee paid or payable to other subsidiaries of the Group by the consolidated VIEs after netting off inter-company transactions	$ 2.1	¥ 13.7	¥ 54.8	¥ 242.4